Warrants and Derivative Liabilities - Schedule of Warrants Vested and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Aug. 15, 2023
Class of Warrant or Right [Line Items]
Number of warrants vested and outstanding (in shares)	3,280,940
2015 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 1,250
Term (Years)	1 year 3 months 25 days
Number of warrants vested and outstanding (in shares)	400
2016 Common Stock Warrants to Service Providers
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 287.50
Term (Years)	2 years 10 months 2 days
Number of warrants vested and outstanding (in shares)	160
2019 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 87.50
Term (Years)	10 months 20 days
Number of warrants vested and outstanding (in shares)	32,000
2020 Common Stock Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 20.00
Term (Years)	1 year 6 months 29 days
Number of warrants vested and outstanding (in shares)	32,668
2021 Inducement Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 37.50
Term (Years)	2 years 6 months 25 days
Number of warrants vested and outstanding (in shares)	84,667
2021 Inducement Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 47.00
Term (Years)	2 years 6 months 25 days
Number of warrants vested and outstanding (in shares)	5,927
2021 Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 22.50
Term (Years)	2 years 9 months
Number of warrants vested and outstanding (in shares)	311,113
2021 Common Stock Warrants to Placement Agent
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 27.50
Term (Years)	2 years 9 months
Number of warrants vested and outstanding (in shares)	21,778
2022 Common Stock Warrants to Service Provider
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 10.00
Term (Years)	3 months
Number of warrants vested and outstanding (in shares)	8,000
November 2019 EHT Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 72.25
Term (Years)	11 months 1 day
Number of warrants vested and outstanding (in shares)	34,213
December 2019 EHT Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 37.75
Term (Years)	1 year
Number of warrants vested and outstanding (in shares)	3,783
February 2020 EHT Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 37.25
Term (Years)	1 year 1 month 9 days
Number of warrants vested and outstanding (in shares)	80,694
August 2023 Convertible Note Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 5.16
Term (Years)	9 years 7 months 20 days
Number of warrants vested and outstanding (in shares)	340,000
August 2023 PIPE Financing Common Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 5.16	$ 5.16
Term (Years)	9 years 7 months 20 days
Number of warrants vested and outstanding (in shares)	2,325,537